Inventories (Details) - Summary of Inventories - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Summary Of Inventories Abstract
Raw materials and supplies	$ 47,835	$ 41,961
Work in progress	31,806	29,450
Finished goods	1,514	2,121
Inventory reserves	(1,789)	(2,062)
Balance	$ 79,366	$ 71,470